Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure
Tonnage taxes for the period	$ 245	$ 96
Potential income tax in absence of exemption	15	0	0